ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

July 16, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Active Assets Institutional Government Securities Trust
File Nos. 333-81184; 811-21024

Ladies and Gentlemen:

On behalf of Active Assets Institutional Government Securities Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectuses for the Registrant dated October 31, 2011. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated June 26, 2012 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.